GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill Software And Other Intagibles Tables [Abstract]
GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Tables)

	2014
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2014				2014
	(EUR in millions)
International	259	-	28	(58)	229
Turkish Operations	1,892	(1,892)	-	-	-
Insurance	3	-	-	-	3
Other	32	-	-	-	32
Total	2,186	(1,892)	28	(58)	264

	2015
	Opening	Reclassification to Long-lived assets held for sale	Net additions and foreign exchange differences	Impairment/ write-offs	Closing
	2015				2015
	(EUR in millions)
International	229	(122)	-	(105)	2
Insurance	3	-	-	-	3
Other	32	(15)	-	(12)	5
Total	264	(137)	-	(117)	10

	2014			2015
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in millions)
Gross carrying amount	548	157	705	569	165	734
Accumulated amortization	(427)	(115)	(542)	(454)	(135)	(589)
Net book value	121	42	163	115	30	145